The Global IPO Plus Aftermarket Fund
RISK/RETURN
Investment Objective:
The Global IPO Plus Aftermarket Fund’s (the “Global IPO Fund”) investment objective is capital appreciation.
Fees and Expenses of the Global IPO Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global IPO Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Global IPO Plus Aftermarket Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Global IPO Plus Aftermarket Fund
Management Fees		1.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		2.16%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		3.92%
Fee Waiver and/or Expense Reimbursement	[2]	(1.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.51%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in the table do not correlate to the expense ratio in the Global IPO Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Global IPO Fund, not the indirect costs of investing in other investment companies.
[2]	Pursuant to an Expense Limitation Agreement and Advisory Fee Waiver Agreement (the "Expense Agreement"), the Global IPO Fund's Adviser has contractually agreed to waive or limit its management fees and to reimburse expenses, exclusive of any redemption fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation, such that the total annual operating expenses for the Global IPO Fund do not exceed 2.50% of annual average daily net assets. The Expense Agreement remains in effect until January 31, 2013, subject to possible recoupment from the Global IPO Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. The Agreement may be terminated by the Global IPO Fund's Board of Trustees. For the fiscal year ended September 30, 2011, the net expenses for the Global IPO Fund were 2.50%, excluding Acquired Fund Fees and Expenses, and taking into account the fee waiver/expense reimbursement.

Example:
This Example is intended to help you compare the cost of investing in the Global IPO Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Global IPO Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return for each year and that the Global IPO Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Global IPO Plus Aftermarket Fund	254	1,066	1,896	4,051

Portfolio Turnover

The Global IPO Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Global IPO Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global IPO Fund's performance.  During the most recent fiscal year, the Global IPO Fund's portfolio turnover rate was 250.10 % of the average value of its portfolio.

Principal Strategies

The Global IPO Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of (i) the common stocks of domestic and foreign initial public offerings (“IPOs”), without limitation, (“IPOs”) at the time of the offering and in aftermarket trading, and (ii) for the purpose of IPO arbitrage and hedging, securities issued by IPO-related entities, including a parent company spinning off an IPO.  The Global IPO Fund may seek to arbitrage or hedge its IPO portfolio holdings exposure by using a number of investment techniques such as options, futures, indexes and short selling.

Principal Risks

Investing in IPOs entails special risks, including limited operating history of the companies, limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, high portfolio turnover and limited liquidity.  The Global IPO Fund is also subject to risk common to all equity mutual funds.

The Global IPO Fund may invest an unlimited amount of its net assets in foreign securities; and will invest in such securities in a minimum of three countries. Foreign investments involve certain risks not generally associated with investments in securities of U.S. issuers. Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging markets and in less developed countries. For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation. Dividends paid on foreign securities may not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Global IPO Fund’s distributions attributable to foreign securities will be designated as Qualified Dividend Income (“QDI”).

As with all mutual funds, investing in the Global IPO Fund involves certain risks. There is no guarantee that the Global IPO Fund will meet its investment objective or that it will perform as it has in the past.  You may lose money if you invest in the Global IPO Fund.  Accordingly, you should consider the risks described below, as well as the risks described in the SAI, before you decide to invest in the Global IPO Fund.

Performance

The bar chart that follows shows how the Global IPO Fund’s performance has varied from year to year. The table below the bar chart shows the  Global IPO Fund's average annual returns (before and after taxes) and provides some indication of the risks of investing in the Global IPO Fund by comparing the performance of the  Global IPO Fund over time to the performance of a broad-based market index and two supplemental indices. The Global IPO Fund's past performance (before and after income taxes) is not necessarily an indication of how the Global IPO Fund will perform in the future.

Year-by-Year Total Returns

Global IPO Fund’s Best Quarter	2 nd Quarter 2003	24.04%
Global IPO Fund’s Worst Quarter	3 rd Quarter 2011	-25.81%

Global IPO Fund Average Annual Total Returns for periods ended December 31, 2011 :
Average Annual Total Returns		1 Year	5 Years	10 Years
The Global IPO Plus Aftermarket Fund		(22.68%)	(6.50%)	1.07%
The Global IPO Plus Aftermarket Fund After Taxes on Distributions	[1]	(22.68%)	(6.50%)	1.07%
The Global IPO Plus Aftermarket Fund After Taxes on Distributions and Sale of Global IPO Fund Shares	[1]	(14.74%)	(5.41%)	0.92%
The Global IPO Plus Aftermarket Fund S&P 500 Index		2.11%	(0.25%)	2.92%
The Global IPO Plus Aftermarket Fund Russell 3000 Index		1.03%	(0.01%)	3.51%
The Global IPO Plus Aftermarket Fund FTSE Renaissance US IPO Capped Index	[2]	(16.96%)	(3.32%)
The Global IPO Plus Aftermarket Fund FTSE Renaissance Global IPO Capped Index	[2]	(19.56%)	(0.71%)
[1]	After-tax returns were calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Global IPO Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	Returns are based on total return index values.